Document and Entity Information	12 Months Ended
Dec. 31, 2013
Entity Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Trading Symbol	RXDX
Entity Registrant Name	IGNYTA, INC.
Entity Central Index Key	0001557421
Entity Filer Category	Smaller Reporting Company